Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to express their reason for default which was due to funeral expense of a dead family member.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 21 the borrower contacted the servicer to make their payment however the servicer informed them of the fees which the borrower decided to dispute. Upon expressing their desires the servicer gave them all the necessary details to submit a written dispute post date of the payments on account which was resolved post 21.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	1.33	1.22	1	4	4	0	0	021210210210000000000000	Yes	No	Death of Family Member	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	No	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called regarding insurance being updated on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.33	1.33	1.08	5	5	2	0	000001100211000003213222	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to request assistance in completing W9 form and was provided with assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	00000000000000NNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Unauthorized called in for account maintenance info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Borrower called regarding interest rate on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed interest rate and payment on loan; stated should be 5% from prior modification. Borrower sent in copy of modification. Servicer corrected account and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	1	0	0	0	000000000001000000000000	Yes	No	Servicing Problems	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in regarding loss draft check status and was told servicer is pending replacement check to send out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments on XXX indicate pending replacement check to send out with servicer name on it. On XXX comments indicate claim for $XXX for DOL XXX water, comments indicate claim check had incorrect servicer, the borrower was also told of monitored process. Claim opened on XXX.  The damage repair amount is estimated at $XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.23	1.17	5	1	0	0	000000012110110000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  The Borrower called on XXXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXX.  The proof of claim was filed XXX.  The Commentary on XXX states Bankruptcy was dismissed on XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1.22	1	1	1	0	0	000000000210000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to request PNM link and late fees waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	1.08	16	1	0	0	000001121111111111111100	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower scheduled their payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	14	1	0	0	001111111111101001021000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	3	4	2	1	000000021021000000122334	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Still Being Paid					No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.11	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was to make a payment and to inquire about setting up auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1		0	0	0	0	0000000000NNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11		0	0	0	0	0000000000NNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called for total amount due on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1.56	1.17	1	1	1	2	000000005432100000000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	modification	XXXX	MOD	Yes	No	Yes	modification	No		Modification denied XXXX	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower set up their autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	1	0	0	000000021000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to find out why his bill payment was received on XXX after the statements was already generated and also  needed to change password.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to inquire why billing statement was generated before the reminder letter was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.43	1.18	1.13	16	4	0	0	000012221111112111111111	Yes	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borr called in said calling to take offer for deferment. Servicer advised that AM already made request to get documents sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	A loan modification was completed on XXXX. Payment extensions were processed on XXXX and XXXX.	1	0.83	0.78	0.58	3	1	3	1	000000433321000110000000	Yes	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Payment Deferral	XXXX	MOD	Yes	No	Yes	Payment Deferral	No		Comment dated XXXX shows XXXX contact advising deferment has been implemented.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to request a copy of the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	From XXXX Thru to XXXX Due date Adjusted up by 1 month each Month.	1	1	1.44	1.08	1	1	1	3	000000065432100000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.36	1.35	1.12	1.01	15	2	0	0	000111211110011111011012	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and advised that they were behind and needed assistance. The Borrower advised that they had done a mod with the prior servicer and didn't understand why they had to have the ex spouse execute mod documents. The Borrower asked for the total amount due and paid $XXXX to bring the account up to date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.44	3.82	2.55	2	1	1	1	2	000000543210000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		On XXXX the Servicer approved a pandemic forbearance ending XXXX. A forbearance end letter was generated on XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke with authorized third party.  Borrower is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.5	1	1	1	1	1	0	000000321000000000000000	Yes	No	Death of Mortgagor	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.33	1.33	1.87	2	1	1	1	000000143210000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to request an escrow analysis statement to be sent via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1.08	8	2	1	0	010001021010101003210100	Yes	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The primary borrower called and stated that the co-borrower was not appearing on the credit bureau report.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The customer had a credit bureau dispute that has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Monthly deferments XXXX to XXXX.	1	1.67	1.11	0.83	2	1	1	1	000000432100100000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	No	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX -  Borrower called in and thought the payment was set up online back in October.  The servicer scheduled payment for the amount of $XXX to cover XXX through XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.02	1.01	1	1	0	0	000000021000000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of $XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.56	1.17	3	1	1	4	000000076543211001000000	Yes	No	Curtailment of Income	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Comments indicated a Forbearance was set on XXXX ending XXXX. A Forbearance extension was granted on XXXX ending XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Monthly deferments from XXXX until XXXX	1	1	1.44	1.08	2	1	1	3	000000054432100000000100	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Promise to pay the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	5	1	0	0	000000012111001000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a one time draft payment in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	1.33	1.22	1.17	10	11	0	0	000122111121112222222121	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in regarding payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Monthly deferals from XXXX to XXXX	1	1	1.44	1.08	1	1	1	2	000000005432100000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called for address to send in tax bill.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute was due to incorrect bank information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment occurred on XXXX.	1	1.33	1	0.92	1	1	0	5	000000210000000000045554	Yes	No	Payment Disputes	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make a payment. Excessive obligations was cited as RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.5	1	1	1	1	1	0	000000321000000000000000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.21	1.16	1.11	1.11	3	1	0	0	000001021000000010000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX The borrower contacted the servicer to discuss credit reporting dispute .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded not able to falsely report status of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.33	1	1.01	1	1	0	0	000000210000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	No	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Adjustment occurred on XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, XXXX.	1	1.17	1.44	1.08	3	1	1	1	000000110432100000000000	Yes	No	Curtailment of Income	Temporary		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requested escrow analysis
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  Borrower requested a escrow analysis
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.33	1	1	1	1	0	0	000000210000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	1	0	0	000000021000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	Yes	Yes	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower mad a payment by phone and was advised was not on ach when loan transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	1.17	1.11	1.16	3	2	0	0	000121021000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the current statement and also to request the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	1	0	0	000000021000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Draft payment posted by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	1 month adjustments occurred each month from XXXX to XXXX	1	1	1.46	1.1	2	1	1	3	000000065432100100000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized 3rd party called to request late fees to be waived on loan account. The new servicer advised fees cannot be waived due to were assessed by prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.33	1.33	1	1	3	3	000000003344432100000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called transferred to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.4	1.05	1	1	4	7	000000006543210003339999	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower wanted account information added on to their account as well as make a payment in the amount of $XXX. Other comments on XXXX states borrower was stating they were on a forbearance plan as they received an IVR call due to a past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.44	1.08	1	1	1	2	000000005432100000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called  for assistance with logging in.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Dispute deferment not offered.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Dispute deferment not offered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Veloicty verified correct; adjustment completed monthly from XXXX to XXXX	1	1	1	0.83	2	1	1	0	000000001032100000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Per comments on XXXX, the borrower was set up on a 3 month forbearance. Per comments the borrower was on a forbearance.	Limited	Active Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.33	1.22	1.08	4	7	0	0	000001222222111000000002	Yes	No	Other	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	XXXX	FB	Yes	No	Yes	forbearance	No		Forbearance accepted and ended XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	1.67	1.22	1.23	1	1	0	0	000000210000000000000000	Yes	No	Servicing Problems	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower called to make a follow up on the late fee charged on the XXXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in with a third party to request loan information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower was called regarding payment and was told to disregard call as payment is now showing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	4	6	2	0	000000000001123322110222	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower was having issues with logging online, rep walked them through their e statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in stating was not past due the servicer explained payments made from XXXX to present and the borrower agreed with loan status, the borrower processed payment and stated will bring loan current next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.08	7	0	0	0	000000010111101000100000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired about the recovery corp advance charged, rep informed it was from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Poor		Strong	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower during the review period, the makes their payment online and the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to request copy of loan modification to be sent via email
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XXXX a credit dispute was received and acknowledgement letter sent to borrower, on XXXX credit research complete, no error found and response letter sent
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in to discuss insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated their payment wasn't drafted, rep informed them of draft date was on a Sunday and the following day was a holiday so it would draft the following business day
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated they got a email of their insurance being cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Co-borrower called in to inquire if interest rate will be changing on loan. Went over mod terms with co-borrower. Advise of step rate. Also inquired about adding someone to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Authorized 3rd party called to make a payment of $XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	4	3	0	0	000000000000010212102100	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower inquired about why they're not getting their billing statement, requested it to be mailed for XXXX, XXXX and XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.07	1.25	1.17	1.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to make a payment on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXX.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There has been no contact with the borrower during the review period. The borrower makes their payments online, the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	1	0	0	000000000000000000000210	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in regarding insurance claim check and was told to call back Monday
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments on XXXX indicate inspection result showing 35% complete for DOL XXXX for fire. Draw ordered on XXXX for $XXXX Draw ordered on XXXX for $XXXX. Draw ordered on XXXX for $XXXX Draw order on XXXX for $XXXX Draw ordered on XXXX $XXXX Draw ordered on XXXX for $XXXX draw ordered on XXXX for $XXXX First draw ordered on XXXX for $XXXX Monitored claim opened on XXXX for $XXXX  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.02	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The most recent contact was a call in with a late fee dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute a late fee which waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	0.83	0.89	1	1	0	0	0	000100000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Borrower inquired about being able to make a payment with their credit card, rep informed them they couldn't.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Request for account insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Borrower called asked for deferment agreement should be sent to XXX as it say on the agreement or sent to XXX that is on the provided UPS label.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX Property is located in a FEMA Disaster declared area	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Due date adjustment on XXXX old XXXX new XXXX	1	1.01	1.01	1.01	1	1	1	0	000000000000000000000321	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		XXXX Borrower was placed on Covid Streamline Deferment. XXXX Modification completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in regarding refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000000100000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to inquire regarding escrow shortage and if paying shortage will reduce their payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Inquiry regarding funds in the suspense bucket.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower was trying to schedule their payment online, rep informed them of a payment already had been scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to confirm payment made is going toward escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.43	1.37	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the current statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: A payoff was sent to an unidentified party on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called requested to change ACH bank details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested to have his checking account number ending with XXX to be deleted and keep the one that ends with XXX and set an auto ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requesting to refinance, rep informed them of not offered in their area
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in stating is starting new job and is looking for a deferment so not to fall behind, the borrower was told review can take up to 30 days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Comments on XXXX indicate borrower requested deferment review,	Limited			XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to let other party  know he received a strange document from other party warning him about his property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.01	0.93	1	1	1	9	000000000999987654321000	Yes	No	Unemployment	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		XXXX Borrower was approved for modification and trial payment. XXXX Mod docs received from borrower. XXXX Modification completed	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to request assistance to register account online to make online payment, confirmed insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Request to update auto pay details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	1	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party updated contact information cited the reason for default as curtailed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	0.89	0.83	1	0	0	0	000100000000000000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower was contacted and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.39	1.48	1.42	1.4	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXX - Borrower called in and provided authorization for third party to speak on the account in regards to a modification.  The customer is interested in lowering the interest rate.  The call was sent to a loan officer to assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000000001000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower was having issues logging on to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.04	1.13	1.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.01	1	1	0	0	000000000000000000002100	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  The borrower called in to verify account is in good standing and was told yes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to request escrow analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.02	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	4	0	0	0	001001000000000000011000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		Forbearance completed.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	2	0	0	0	000000000000000001100000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1	1.02	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in regarding his account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to schedule a payment of $XXX effective date XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	2	0	0	0	000000000000000001100000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  Borrower called as to why we returned payment paid through bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in stated payment made on XXX showed rejected on their bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.08	1.08	1.08	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Request to have loan number provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.22	1.18	1.2	1.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in regards to what his loan number is and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX - Borrower called in to request the 1098 form and needed assistance on insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to find out about billing statement showing partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.22	1.14	1.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to discuss payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Not Employed	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to discuss payment increase on monthly mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment to bring loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	1	0	0	000000000021000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party from XXXX called to ask for payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.09	1.13	1.12	1.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.35	1.17	1.12	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower scheduled their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Advised billing statement may not reflect the current due amount as the statement may have been issued prior to the payment being received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.07	3	0	0	0	000000001100000000000010	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower was called for payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to get help with logging back online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.01	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about refinance and was advised could not assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.34	1.17	1.11	1.09	22	0	0	0	001111111111111111111111	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The co-borrower called and gave third one time verbal authorization, who requested a payment history on the borrower behalf. The servicer sent via email a24 month payment history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  A credit dispute was received on XXX. The borrower did not specify the months. The dispute was resolved on XXX. The servicer sent the a letter on XXX to the borrower responding to their complaint, stating no error found and responded to credit bureaus disputes. On XXX the servicer responded to CFPB complaint explaining the borrower was on a partial repayment plan and had received a verbal approval by loss mitigation and an application was not required. On XXX the borrower filed a another complaint stating the servicer response was inaccurate and once again requested credit reporting be updated. Notes on XXX states CFPB complaint is rebuttal to response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	8	2	0	0	000000000011120102111100	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	No	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower was called on XXXX and inquired about getting a call in reference to Refinancing. Borrower was advised there was no call from the Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Request to reset online password to gain account access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.08	1.05	1.04	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to confirm receipt of the new policy with Travelers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	1	000000000001000000000009	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding the tax bill and the servicer advised property taxes paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.38	1.25	1.11	1	0	0	0	0000000000000001000NNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		3.76	3.3	3.15	3.02	0	0	0	0	0000000000000000000000NN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in regarding escrow account and refund
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.09	1.09	1.07	1.08	0	0	0	0	0000000000000000000000NN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to get the loan number so she can make the payment for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to confirm deferred balance of $XXX had been removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to inquire about the deferred balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Inbound call from third party stating they have been getting missed calls. Per third party the loan was supposed to be on auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000001000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make homeowners insurance inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Insurance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Insurance dispute; an escrow analysis was review and dispute was resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	Yes	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called and confirmed that proof of insurance was received. Borrower inquired about loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Inquiry regarding having ACC escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX - Spoke with the borrower and provided authorization for loan to get assistance with insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  All comments were not provided for the discharge bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Comments on XXX indicated claim was reported for water damage with a date of loss for XXX.  Check was mailed to the borrower on XXXX in the amount of $XXX.  The damage repair amount is estimated at $XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	1	1	0	0	0	2	000000000000000000000099	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requested a payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.02	1.02	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	4	2	1	1	000000000002101010432100	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower wanted to know if there was a past due payment on the account as did not receive a statement prior to July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A tax bill was received due to taxes not being escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a deferred balance in the amount of $XXX was eligible and was to be forgiven due to 1st anniversary / XXXX payments. The 1st half of deferred balance was submitted to be waived. The 2nd anniversary (XXX-XXX), was pending the remaining payments. It was to be reviewed on XXX again. However, the account indicated a First Legal was set to have been filed after the XXXst day as of XXX A Modification was completed XXX with an effective date of XXX and a $XXX deferred balance. The Foreclosure Action was closed.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Rep informed party they're not authorized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.04	1.02	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to verify the hold on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in for email to send updated insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.  The proof of claim was filed XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A36P had a billing dispute of the due payment as a result of CRP. Dispute cleared
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about escrow removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to follow up on non esc on account requested to speak to AM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Advised monthly statement was issued prior to payment being received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to set up a trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called regarding information call transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.01	1.01	4	0	0	0	001110000001000000000000	Yes	No	Servicing Problems	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	Yes	Yes	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrow called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.17	17	3	0	0	001111111112221111111100	Yes	No	Curtailment of Income	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment plan	XXXX	RPP	Yes	No	Yes	Repayment plan	No		On XXXX a repayment plan for 5 months for $XXXXwas set up, plan completed on XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to inquire about the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	4	0	0	0	000011100001000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	2	0	0	0	000000000000000001010000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to discuss escrow shortage spread.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called regarding lender placed insurance, stating has current homeowner insurance and  lender placed insurance removed. The servicer provided fax number and requested for borrower to send proof insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Request for confirmation that ACH drafts are scheduled for the 15th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1.11	1.08	6	3	0	0	000000000102101002210110	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to schedule 6 monthly payments out through XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.36	1.18	1.12	1.01	14	1	0	0	000110111111010002101111	Yes	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1.17	11	3	0	0	000001112011221011101100	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] RFD - Borrower Illness	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to speak with an account manager and ACH draft date was changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	3	3	1	2	000000000012100002105432	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower scheduled their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.01	11	0	0	0	001011010011000000111101	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to request change of due date and was advised will have to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.22	1.08	5	3	5	1	000000032211100433332110	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in about account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	2	2	2	1	000000000002100004332100	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  3rd party authorized called to make a payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.5	1.11	1	5	1	1	0	000000321100000001100100	Yes	No	Unemployment	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called to see if loan was sold. Agent informed borrower their investor changed but they still have their loan. Agent informed borrower of how the modification worked. Borrower said no to loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.13	1.45	1.17	3	7	2	0	000000012221010000223322	Yes	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	Yes	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about their payment being reduced, rep informed them due to their escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	6	1	0	0	000000011002101010100000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to reinstated loan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer reviewed transaction history and verified correct. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.44	1.22	1.15	1.11	4	1	0	0	000000021010010000100000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	4	1	0	0	000000012110000000100000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	1	9	2	0	0	000001112110000000201111	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to to ask for option of the covid rate that was offered previously.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.22	1	5	2	0	0	000000011210000000210100	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called AM and set up one time draft to reinstate loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.35	1.35	1.18	5	3	1	0	000000210321210000101000	Yes	No	Unemployment	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in regarding wind damage that occurred on XXX The servicer confirmed that 100% inspection results was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXX, property had wind damage. Claim was filed and check was received. 100% inspection results was received. Claim closed.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.22	1.08	8	4	0	0	000001122221100001111000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	No	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called for an updated statement showing the account is current. was advised can send a payment history instead and it was emailed. The borrower also completed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.26	1.06	1.05	6	1	0	0	000000121010010010100000	Yes	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Request for assistance due to unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	1.01	1	1.09	10	3	0	0	000000001012101011112211	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Rep completed the welcome call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	1	4	5	1	0	000010110100000000322222	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to request a payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	4	0	0	0	000000110010000000100000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in about account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.93	1.18	1.23	1.01	10	7	0	0	001011111210001022212221	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to request stop payment on a payment that was made from the bank and was advised could not stop the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.12	1.09	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to request original note
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called  to find out his loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they set up a payment and stated will set up auto pay for next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called and stated did not receive welcome package, welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to inquire about Homeowner Insurance policy and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	0000000000000NNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower wanted to confirm their insurance had been paid, rep confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1		0	0	0	0	00000000000NNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called for assistance with web set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	3	0	0	0	000011100000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		4.17	2.69	2.12	1.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower called to discuss payment change reviewed escrow analysis will send copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	1.08	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding late fee and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000001000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called requesting document confirmation of homeowner insurance was paid.  The servicer verbally confirmed insurance paid on XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXXX to request automatic draft on account and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.11	1.08	1.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in on XXX requesting for a copy of their insurance declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower they were following up on a payment made XXX for escrow and the customer was informed the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about why there was a late fee on their account, rep informed them transferred with loan transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000010000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX - Spoke with the borrower and wanted to know why the bill shows a double payment.  The servicer advises the account is due on XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on XXXX indicated the property is located in a FEMA disaster area. There is no evidence of property damage.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	1	0	0	0	000010000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of $XXX was made due to the prior draft being returned to the account being closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared zone due to Remnants of Hurricane XXXXdeclared XXX noted XXX No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.38	1.19	1.13	1.1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to confirm payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in regarding misapplied payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.96	0.97	0.98	2	0	0	0	000011000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in on XXX  Called asking for the principal and interest amount they have paid so far.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	2.11	1.74	1.55	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called requesting assistance to getting online access for loan account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about why their billing statement was passed due, rep informed them of the statement being sent out on the 10th of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.03	1.02	1.02	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The welcome call was completed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Called borrower on XXX.  Borrower made a one time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Comments on XXX - This property is located in a disaster area designated by FEMA. XXX Remnants of Hurricane XXXX(DR-4614) declared on XXX No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	3	000001000000000000000654	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they wanted to set up the account for auto ach. The customer was informed must pay ahead and they set up a payment dated XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property was located in a FEMA disaster area for Hurricane XXXXdeclared on XXX	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to request password reset and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The Commentary on XXXX states property is located in a FEMA Disaster due to a Hurricane and was declared on XXX	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXX indicates borrower called in to confirm payment scheduled for XXX in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXX - This property is located in a disaster area designated by FEMA. XXX Remnants of Hurricane XXXX(DR-4615) declared on XXX	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to inquire about loan account number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments date XXX, there is evidence of property located in a disaster area designated by FEMA due to Hurricane XXX; however, no property damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Remnants of Hurricane XXXX(DR-4615) declared on XXX	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower wanted to know why their payment would increased in May, rep informed them due to the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to follow up on payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: XXX This property is located in a Disaster area designed by FEMA.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	4.91	3.61	2.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A payment in the amount of  $XXX was made and the automatic drafting was not set up due to the account not being current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	1	4	000000000000000000034444	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.96	0.97	0.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called inquired on the late fee notice. Agent advised account has no late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  the borrower called in requesting for assistance in setting up an ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in a payment and inquire on the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss the past due tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1		0	0	0	0	00000000000NNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in waive late fee and make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  call dropped due to system
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Outbound call. The borrower inquired about loan since was recently transferred to a difference servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17			1	0	0	0	00000010NNNNNNNNNNNNNNNN	Yes	No	UTD	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke to the borrower and they wanted to know if the XXX payment went through the customer was informed the payment was scheduled to draft on XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXX indicates borrower educated about hazard agency, assisted with website, confirmed hazard agency and policy number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A welcome call was made to borrower and set up auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.09	1.09			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer called to conduct a welcome call  and regarding payment . The borrower stated will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to request flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Unauthorized 3rd party called to check on insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower was unable to get into their account, a new password link was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called in saying that they received an escrow refund check and wanted to know if it was from the servicer. Servicer advised it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.07	1.06			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a payment and to request escrow account be removed the borrower was told to send in written request to remove
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17			1	0	0	0	00000010NNNNNNNNNNNNNNNN	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the servicer contacted the borrower to discuss setting up auto payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in on XXX requesting for online access.  Permission granted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to request a copy of their 1098 form .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer to set up the ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The payment had been posted to the incorrect account; it was corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.08	1.23			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	UTD	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a payment and schedule a payment to post on the 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call into discuss the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in for copy of 1098
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1			0	0	0	0	00000000NNNNNNNNNNNNNNNN	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called about payment increase and requested escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called regarding a late fee on their account. The servicer they do not show a late fee was assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.69	1.03	0.91	0.94	1	0	0	0	000001000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.79	0.86	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requested method to submit their W9 rep provided fax number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	2.67	2.11	1.75	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer regarding the XXX payment and advised that they had sent their payment to the prior Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they scheduled a payment with a fee and stated have not registered their social security but will complete it so they can pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	1	0	0	0	000000100000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	8	000000000000000099998765	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower was contacted by the borrower to discuss payment being drafted on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.01	1.01	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower completed the welcome and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.33	1.11	1.08	1	0	0	0	000000100000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called to find out why bill shows double payment. Servicer advised on letter generation and advised account is due for XXX Borrower advised they made payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to request two billing statements from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.93	1.58	1.33	1.48	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.02	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a welcome call to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	1	0	0	0	000000100000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX borrower contacted the servicer to discuss insurance policy as well as payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.03	0.91	0.95	0	0	0	4	000000000000000000007654	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to request payment history for the past 12 months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.04	1.03	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Verified discrepancies.	1.33	1.33	1	1	8	1	0	0	011111211010000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.5	1.11	1.08	3	2	0	0	000011221000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to discuss loan account and make a EZ payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	1	1	0	0	000021000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Customer called to make a payment  with card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	1.01	1.02	1.03	1	1	0	0	000210000000000000000000	Yes	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer to make their September and October payment as they were unable t6o do so online. The Servicer took a payment in the amount of $XXX over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower advised of a curtailment of income. Provided delinquency. Promise to pay the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1	9	0	0	0	011111111100000000000000	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in about account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about why their HOI had increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	0.89	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower returned courtesy call and stated they would call back to schedule payment. Excessive obligations was cited as RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1	1	3	0	0	0	001110000000000000000000	Yes	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.11	1	5	1	0	0	010110002110000000000000	Yes	No	Excessive Obligations	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to find out what happens to the deferred balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in inquired about the interest increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.14	1.14	1.14	1.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in regards to not being able to log in and wanted to schedule a payment and was advised of fee and borrower stated will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		5.97	3.32	2.66	2.24	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to discuss escrow check received. The servicer advised a refund for over payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower scheduled two payments and agreed on a workout plan for 5 months beginning XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	1.17	1	1	6	3	0	0	011222111010000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	XXXX	FB	Yes	No	Yes	forbearance	No		A 5 month forbearance plan was completed on XXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to discuss the escrow shortage on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.33	1	1	1	1	0	0	000000210000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower and they wanted to know if the account is set up for auto draft today. The customer was informed it is set to draft on XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.46	1.52	1.45	1.29	1	0	0	0	000010000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in on XXX  Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000010000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.67	0.83	0.56	0.67	1	2	1	2	000254321000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called to update their primary phone number on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  on XXX the borrower contacted the servicer to discuss removing deceased borrowers information on account,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.14	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrowers called to discuss late fees charged to the account and stated the they have been incorrectly charged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.44	1.22	1.15	1.03	7	0	0	0	000111111100000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call out to collect a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was in a FEMA Disaster Area on: XXXX due to Hurricane XXX. No damage reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000010000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Rep informed the borrower of their insurance increasing to XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in regarding fees on account and was told fees are from previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1	1	2	0	0	0	000110000000000000000000	Yes	No	Other	Temporary		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer regarding an insurance  bill they received. The Servicer advised that the account was escrowed and to disregard the bill as the invoice was already paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke to the borrower they called in reference to obtaining the address to send in claims checks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower had hail damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Fema Disaster area back on XXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to see how to draft payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower 2 stated that Borrower 1 is on disability and will make a payment when they get paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA disaster, declared on XXX Remnants of Hurricane XXX	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		XXXX indicated the borrower was placed on a forbearance for XXXX-XXXX. XXXX Borrower had opted out from the forbearance and decline the forbearance plan.	Limited	Removed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000010000000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.  The proof of claim was filed XXX.  Prior bankruptcy chapter 13 ;case XXX ; dismissed XXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1.11	1	0	1	0	0	000002000000000000000000	Yes	No	UTD	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXX to inquire about billing statement and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1	9	0	0	0	011111111100000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX - Borrower called in to check on the status of the refund.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on XXX indicated the borrower questioned the recent monthly escrow payment increase.  A dispute resolution letter was sent to the borrower on XXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	The loan was modified on XXXX.	1	1	1	0.92	0	0	0	4	000000000000000000008765	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.37	1.3	1.31	1.26	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.24	1.14	1.1	1.11	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to get online access to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to Hurricane noted in XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower promised to pay $XXX on XXX Borrower also set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.4	1.4	1.4	1.28	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	The loan was modified on XXXX.	1	1	1	1	1	1	1	0	000000000000000003210000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer regarding the insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.34	1.34	1.34	1.34	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower made a payment in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX - Unauthorized third party called in and no information was provided on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	3	000000000000000000000776	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requested their password be reset and scheduled a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.17	1	1	0	0	000000000000210000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	0.85	0.9	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	2	0	0	0	000000000000000000000011	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.01	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	3	0	0	0	001000001000000000100000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.02	1.03	1.03	0.94	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to discuss insurance notice received and to request web access to make loan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXX indicates borrower called in to discuss account. Borrower was made aware that payment was made to XXXX on XXX in the amount of $XXX. Borrower declined to go paperless at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.25	1.25	1.55	1.33	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Rep discussed account with borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000001000000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  A document was requested.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Comments indicated a fee dispute was submitted via Regulatory.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	1	0	0	0	6	000000000000000000999876	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	2	0	0	0	000000000000000000010010	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.02	1.01	1.01	2	0	0	0	000000011000000000000000	Yes	No	Unable to Contact Borrower	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in stated the payment was made this month did not go through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	No	No	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discus payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	A loan modification was completed on XXXX.	1	1	1	1	0	0	0	6	000000000000000000987654	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	1	1	0	0	0	000000000000000000000001	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	7	000000000000000009999876	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to verify account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.17	1	1	3	0	0	0	000000110000001000000000	Yes	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and advised that the Servicer hadn't sent the insurance payment. The Servicer verified that the payment was sent on XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Inbound call from borrower to advise of deceased borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.17	2	3	2	0	000000000000210000103223	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The Borrower called on XXXX in reference to automatic draft on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.04	1.02	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to confirm that the statement was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Payment missing between XXXX and XXXX.	1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Authorized third party called in reset password unlock online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	7	000000000000010009998765	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  XXX - Borrower called in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000000000010	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.27	1.16	1.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The last contact with the borrower they wanted to add an additional amount to come out of ach to be applied towards principal. The customer also needed assistance with navigating the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.17	1.17	1.17	1.16	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with borrower in regards to updated insurance and needing to send in updated policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower called in to know if the late fee can be waived for July due. Servicer advised only it the borrower sets up ACH and deleted XXX and XXX payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	4	0	0	0	000000000001111000000000	Yes	No	Curtailment of Income	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.11	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to discuss the changes in escrow.  The borrower was advised of the increase in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	1	0	0	0	2	000000000000000000000054	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to confirm that the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.75	1.73	1.74	2.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  An updated escrow analysis was to be performed due to updated insurance policy; the new payment amount for the policy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called regarding change in payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXX  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to verify payment for July was processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1	1	2	0	0	0	000100100000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower inquired about escrow analysis date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to review the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	A loan modification was completed on XXXX.	1	1	1	1	2	1	1	1	000000000000000000432101	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.15	1.16	1.17	1.18	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates servicer advised on mobile app and advise SPS website to create account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	The loan was modified on XXXX.	1	1	1	1	1	0	0	1	000000000000001000000005	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Velocity verified correct XXXX	1	0.83	0.78	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	0	0	0	7	000000000000000008767654	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area. [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XXX the Servicer noted a verbal dispute for credit reporting and payment posting. On XXX the Servicer noted that they responded to the Borrower and considered the dispute closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXX the Servicer noted a FEMA disaster moratorium declared XXX for XXXX wildfires starting XXX. There was no property damage noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	5	0	0	0	000000000000000000011111	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1	1.11	1.09	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1.01	1.02	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Velocity verified correct XXXX.	0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.42	1.42	1.37	2.38	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with the borrower and they stated the state will be taking care of the taxes. The customer was informed to email proof the taxes were paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Velocity verified correct; additional principal applied.	1.71	1.62	1.4	1.45	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called with Escrow questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.23	1.26	1.18	1.13	0	0	0	13	000000000009999999987654	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Missing payment from XXXX to XXXX.	1	0.83	0.89	0.92	0	0	1	7	000000000000000099876543	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to discuss escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.26	1.23	1.21	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX The borrower made a payment via the website in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.34	1	1.12	1	7	1	0	0	000111001100000000121000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to discuss verbal plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Modification completed XXXX	1.41	1.21	1.14	1.1	0	0	1	0	000000000000000000000003	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the borrower contacted the servicer to discuss the account details as well as verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.04	1.06	1.05	1.04	0	0	0	4	000000000000000000007665	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Non hamp modification	XXXX	MOD	Yes	Yes	Yes	Non hamp modification	No		the collection comments indicated that a non government modification was processed on XXXX which resulted in the loan re defaulting into a current status on account.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requested assistance with online login
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	0.92	1	0	0	5	000000000000001000066554	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The payment due for June had been mailed by the spouse; the due date was the 1st of the month and not the 16th which was the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	0.92	13	2	0	0	000000011101121111012111	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		Comments indicated a Deferral was denied on XXX A Modification was completed on XXX An executed Modification letter was emailed on XXX	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to discuss credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXX  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the credit reporting during the pandemic.  The commentary indicates that the reporting was corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	9	000000000000000999998765	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Poor		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.06	1.06	1.06	1.06	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to inquire about website access
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.83	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to advise of decased borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000010000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to discuss account and make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to dispute credit reporting on XXXX. Servicer indicated account showed as current. Dispute resolution letter sent XXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	7	000000000000000009998765	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	No	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower wanted to change the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.08	1.08	1.05	1.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.14	1.14	1.14	1.14	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer and advised that they were reported wrong on the credit report. The Servicer advised that a revision was sent on XXX The Borrower made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	1	0	0	0	000000000100000000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower requested to cancel their ACH
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.09	1	0	0	0	000000000000100000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to ask about the note being transferred to another bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.31	1.38	1.37	1.36	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		2.16	1.82	1.6	1.49	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX.  On XXX  the borrower contacted the servicer to discuss payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.37	0.73	0.86	0.89	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1	1	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	5	0	0	0	000000000000010110010100	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in with 3rd party to give one time verbal authorization for account verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: Notes on XXX states FEMA Disaster Moratorium declared on XXXX for Coronavirus Disease 2019 Pandemic starting on XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.01	1.01	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	1	0	0	0	000000000000000001000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to find out if they could get a recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Servicer discussed payment arrangements with the borrower and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.02	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.85	1.85	1.85	1.85	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Online payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to verify account status and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	1.01	1.01	1	1	0	0	0	000000000001000000000000	Yes	No	UTD	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in to get a copy of the 1098 for 2020 and the December billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called to set up biweekly ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.95	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Velocity verified correct; additional principal applied	1.03	1.02	1.12	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Missing payment between XXXX and XXXX. Velocity verified correct; additional principal applied	2.08	1.37	1.25	1.27	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in on XXXX to discuss mortgage loan for the beach house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	2	0	0	0	000000001000010000000000	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Called in to inquire on refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	Velocity verified correct; additional principal applied	1.25	1.15	1.19	1.15	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Co-Mortgagor inquired about refinance, requested a payment history.  On XXX the account was reported late for the July payment due to it being paid on XXX A Death Certificate had yet to be provided to make the correct changes on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1.08	1	0	0	0	000000000000100000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.11	1.08	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to reset the borrowers password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	4	000000000000000000005544	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  On XXX the Borrower called the Servicer regarding the payment increase. The Servicer advised it was due to an escrow shortage. The Borrower advised that they did not want an escrow loan and the Servicer told the Borrower to send in proof of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.83	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Co-borrower called in regarding mailing in the payment.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Spoke with borrower in regards to if payment for July was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.86	0.92	0.95	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called for loan number and servicer completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.73	0.82	0.97	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Unauthorized 3rd party SII called for payment information and was advised of documents needed to confirm SII.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.33	1.17	1.22	1.25	5	3	3	0	001000000100232101003213	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	5	0	0	0	000000000000000000011111	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called and requested for account to be set up for auto ACH from account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.84	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The borrower called in requesting for their new loan number.  Welcome was also completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	0.89	1	1	0	0	0	001000000000000000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Comments on XXX indicates borrower set up ACH to be effective XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.33	0.67	0.78	0.85	0	0	0	7	000000000000000009999876	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  Borrower called received letters from servicer as we recently got the loan. Borrower asked if there escrows for HOI and taxes and what is her due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0	0.5	0.79	0.84	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXX  The most recent contact was a call in to make a payment and to set up the account for auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1.01	1.01	1.01	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.83	0.92	0.94	0.96	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1.06	1.06	1.04	1.04	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.68	0.85	0.91	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	mod	XXXX	MOD	Yes	No	Yes	mod	No			Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX Borr called in advising a voided check was sent but received letter that payment is due. Servicer advised  check was not received. Borr scheduled payment to be drafted XXXX. Servicer provided confirmation for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.84	1.09	1.12	1.13	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The last contact with the borrower they stated the co-borrower is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1.11	1.08	5	0	0	0	000000001111100000000000	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	No		XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the borrower contacted the servicer to discuss payment as well as language preference on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	0.86	0.91	0.93	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX		XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  On XXXX the Borrower called the Servicer about a past due letter and advised that they made their May payment to the prior Servicer. The Servicer advised that it had not yet been received. The Servicer and Borrower also discussed setting the account up on ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		1	1	1	1	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX		0.67	0.83	0.89	0.92	0	0	0	0	000000000000000000000000	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No		XXXX												XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No				XXXX		XXXX	XXXX		XXXX	XXXX			XXXX			XXXX		XXXX	XXXX	XXXX		XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX					XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No			No